Segment Information - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Goodwill [Roll Forward]
Goodwill, beginning of fiscal year	$ 5,528.3	$ 4,778.1
Goodwill, end of fiscal year	5,577.6	5,528.3	$ 4,778.1
Corrugated Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of fiscal year	1,941.6	1,798.4	1,743.3
Accumulated impairment losses, beginning of period	(0.1)	(0.1)	(0.1)
Goodwill, beginning of fiscal year	1,941.5	1,798.3	1,743.2
Goodwill acquired	65.4	137.6	52.4
Goodwill disposed of	(4.2)	0.0	(24.0)
Purchase price allocation adjustments	2.3	(1.2)	(4.9)
Translation adjustments	(38.3)	6.8	31.6
Goodwill, Gross end of fiscal year	1,966.8	1,941.6	1,798.4
Accumulated impairment losses, end of period	(0.1)	(0.1)	(0.1)
Goodwill, end of fiscal year	1,966.7	1,941.5	1,798.3
Consumer Packaging [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of fiscal year	3,629.5	3,022.5	2,946.6
Accumulated impairment losses, beginning of period	(42.7)	(42.7)	(42.7)
Goodwill, beginning of fiscal year	3,586.8	2,979.8	2,903.9
Goodwill acquired	23.8	907.8	8.0
Goodwill disposed of	0.0	(329.6)	0.0
Purchase price allocation adjustments	18.4	9.3	67.6
Translation adjustments	(18.1)	19.5	0.3
Goodwill, Gross end of fiscal year	3,653.6	3,629.5	3,022.5
Accumulated impairment losses, end of period	(42.7)	(42.7)	(42.7)
Goodwill, end of fiscal year	3,610.9	3,586.8	2,979.8
Operating Segments [Member]
Goodwill [Roll Forward]
Goodwill, Gross beginning of fiscal year	5,571.1	4,820.9	4,689.9
Accumulated impairment losses, beginning of period	(42.8)	(42.8)	(42.8)
Goodwill, beginning of fiscal year	5,528.3	4,778.1	4,647.1
Goodwill acquired	89.2	1,045.4	60.4
Goodwill disposed of	(4.2)	(329.6)	(24.0)
Purchase price allocation adjustments	20.7	8.1	62.7
Translation adjustments	(56.4)	26.3	31.9
Goodwill, Gross end of fiscal year	5,620.4	5,571.1	4,820.9
Accumulated impairment losses, end of period	(42.8)	(42.8)	(42.8)
Goodwill, end of fiscal year	$ 5,577.6	$ 5,528.3	$ 4,778.1